Note 9 - Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Share-based Compensation, Activity [Table Text Block]
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	1,183,100	$3.50
Granted	590,400	0.11
Exercised	-	-
Forfeited or expired	(68,000)	1.50
Outstanding at December 31, 2015	1,705,500	$2.41	7.3	$-0-
Exercisable at December 31, 2015	906,761	$4.39	5.3	$-0-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2015	2014	2013
Weighted average fair value of options granted	$0.09	$0.14	$0.43
Intrinsic value of options exercised	-0-	-0-	-0-
Total fair value of options vested	66,622	97,707	165,490

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2015	2014	2013
Weighted average risk-free interest rates	1.99%	1.98%	2.3%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of option (in years)	7.0	7.0	7.0
Expected volatility	91.43%	94.88%	96.60%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	2015	2014	2013
General and administrative expense	$45,822	$69,057	$101,896
Research and development expense	22,083	32,134	41,539
Total stock option expense	$67,905	$101,191	$143,435